SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents
The Company classifies all highly liquid instruments with an original maturity of three months or less as cash equivalents. The Company’s cash and cash equivalents generally include funds held in checking and savings accounts at large American and Canadian financial institutions and denominated in U.S. Dollars and Canadian Dollars.
Restricted Cash
The Company considers cash to be restricted when withdrawal or general use is legally restricted. During the years ended December 31, 2022 and December 31, 2021, pursuant to a Loan and Security Agreement with Silicon Valley Bank, See Note 13, we issued letters of credit to secure certain operating leases, and we are required to maintain a $0.7 million and $0.4 million, respectively, with the bank to secure the outstanding letters of credit. Due to the nature of the deposits, the balances were classified as restricted cash. Restricted cash was included in the balance for cash presented in the statements of cash flows.
Accounts Receivable
Accounts receivable are primarily comprised of trade receivables presented net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts based on its assessment of the collectability of amounts owed by customers. The allowance consists of known specific troubled accounts as well as an amount based on overall estimated potential uncollectible accounts receivable based on historical experience. At December 31, 2022 and 2021, the Company did not have any amounts reserved for allowance for doubtful accounts as pharmacy technology receivables do not have a history of uncollectible accounts. The Company continues to evaluate its receivables for exposure and potential impact.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist primarily of prepaid amounts for insurance, rent and general operating expenses.
Research and Development
Research and development expenses represent costs incurred to internally develop and innovate the MedCenter platform technology, including research and development on the MedCenter hardware, and related software and supporting information technology infrastructure. Wages and salaries consist of compensation costs incurred for research and development employees and contractors including bonuses, health plans, severance, and contractor costs. The Company does not incur research and development for others or provided such services to external parties. When research and development costs are incurred to develop hardware, the costs are expensed until technological feasibility is achieved, at which point the costs are capitalized.
Software
Software development costs are accrued and expensed based on ASC 985 or ASC 350 for external and internal use software, respectively. External use software includes software costs for applications that the Company intends to sell or lease (in conjunction with related hardware). Internal use software includes software costs for applications that are used internally. Any software development costs that are incurred prior to the point where the project has demonstrated technological feasibility are expensed as they are incurred. Once technological feasibility has been established, development costs are capitalized. Once development is complete and the software is made available for release to customers, capitalization is no longer appropriate because any remaining costs are considered ongoing maintenance and support. These are expensed as they are incurred. The definition of “technological feasibility”, per ASC 985 or ASC 350, is “the technological feasibility of a computer software product is established when the entity has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications including functions, features, and technical performance requirements.” Software development costs are subject to these rules regardless of whether the costs were generated internally (employee time) or externally (vendor fees).
Foreign Currency Translation
The functional currency for all our subsidiaries is the U.S. dollar. Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in operating expenses in the consolidated statements of comprehensive loss. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in foreign currency translation adjustment in the consolidated statements of operations and comprehensive loss.
Revenue Recognition
The Company accounts for revenue under Accounting Standards Codification, or ASC, Topic 606: Revenue from Contracts with Customers, or Topic 606. The amount of revenue recognized for any goods or services reflects the consideration that the Company expects to be entitled to receive in exchange for those goods and services. To achieve this core principle, the Company applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.
A contract is accounted for when approved by both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Performance obligations under a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. In certain instances, the Company concluded that distinct goods or services should be accounted for as a single performance obligation that is a series of distinct goods or services that have the same pattern of transfer to the customer.
The transaction price is determined based on the consideration that the Company will be entitled to in exchange for transferring goods or services to the customer. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price, utilizing the expected value method. During 2022 and 2021, none of our pharmacy technology contracts included variable consideration. Determining the transaction price requires judgment.
The Company must also determine if the promises to transfer the goods or services to the customer are separately identifiable from other promises in the contract (the goods or services are distinct in the context of the contract). If these criteria are not met, the promised services are accounted for as a single performance obligation.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (SSP) basis. We determine each SSP based on the Company’s history of selling such performance obligations as standalone goods or services. When no observable evidence exists, we estimate SSP using cost-plus method. In cases where the cost-plus method is used, to establish the gross margins we utilize all observable data points including, market and industry data points and the Company’s pricing practices.
Subscription Revenue
The Company provides MedCenter units to customers on a contract that includes software license and maintenance services or a Subscription Agreement. Subscription Agreements include operating leases for the MedCenter units with a non-cancelable term of 12 months or less, and are recorded following lessor guidance for operating leases. MedCenters leased to customers are carried on the Company’s consolidated balance sheets as MedCenter equipment and depreciated. For the years ended December 31, 2022 and 2021, subscription revenue was $0.4 million for both periods, respectively, within the pharmacy and hardware revenue on the consolidated statements of operations and comprehensive loss.
MedCenter Revenue
The Company derives revenue from the sale of MedPlatform Systems, which include MedCenter prescription dispensing kiosks, and the associated installation, software, maintenance and support, and professional service components necessary for operation, representing multiple distinct performance obligations.
Hardware and installation revenue is recognized when the MedCenter is delivered, installed, and controlled by the customer. Software, and maintenance and support revenue is recognized over the term of the MedCenter Systems contract. Professional service revenue is recognized on a proportional performance, time-and-materials basis, as the services are delivered to the customer. For any consideration received prior to the fulfillment of the obligation, deferred revenue is recorded. As of December 31, 2022 and 2021, deferred revenue on the consolidated balance sheets was $0.2 million and $0.1 million, respectively.
Inventory
Inventory used in the pharmacy technology segment consists primarily of MedCenter units which are finished goods, as well as spare parts. Inventories are carried at the lower of cost (specific identification) or net realizable value.
Impairment of Long Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, the Company compares the carrying amount of an asset group to future undiscounted net cash flows, excluding interest costs, expected to be generated by the asset group and their ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. For the years ended December 31, 2022 and 2021, the Company did not recognize any significant impairments of long lived assets.
Property, plant and equipment
Property, plant and equipment are carried at cost less accumulated depreciation and impairment. Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal. Costs, including financing charges and certain design, construction and installation costs related to assets that are under construction and are in the process of being readied for their intended use, are recorded as construction-in-progress and are not subject to depreciation.
Depreciation begins when an asset is placed into service on a straight-line basis over the estimated useful lives as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	8 years
Maintenance and repairs are charged to expense as incurred. Renewals and betterments that materially prolong the useful lives of the assets are capitalized. The cost and related accumulated depreciation of property retired or sold are removed from the accounts, and gains or losses are recognized in the consolidated statements of operations.
Intangible Assets
Intangible assets consist of software, patents and know-how. Intangible assets acquired through asset acquisitions or business combinations are initially recognized at fair value based on an allocation of the purchase price. Software includes internal and external use software costs that are accounted for in accordance with ASC 350 and ASC 925, respectively. Costs associated with application development are capitalized as intangible assets. All other costs including planning, training, and conceptual evaluation are expensed. The intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the intellectual property commenced in 2014 on delivery of the first proof of concept MedCenter. The Company evaluates the reasonableness of the estimated useful lives of these intangible assets on an annual basis.
Amortization is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of intangible assets as follows:

Intellectual property	6 years
Website and mobile application	2 years
Software	1 – 5 years
Leases
The Company maintains operating leases primarily for research and development facilities, corporate offices, storage of MedCenter equipment and repair, maintenance, and certain manufacturing.
ASC 842 requires lessees to recognize a right-of-use, or ROU, asset and a lease liability on the balance sheet for substantially all leases, except for short-term leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations.
New contracts are analyzed to determine whether they include leased assets; such leases are referred to as embedded leases. When evaluating contracts for embedded leases, the Company exercises judgment to determine if there is an explicitly or implicitly identified asset in the contract and if the Company controls the use of that asset.
The Company’s accounting policy treats leases with an initial term of 12 months or less as short-term leases. Lease expense for short-term lease payments are recognized on a straight-line basis over the term of the lease.
Operating lease right-of-use, or ROU, assets and lease liabilities are recognized based on the present value of lease payments over the lease term. Because most of the leases do not include an implicit discount rate, the Company uses its incremental borrowing rate to calculate the present value of lease payments. As a practical expedient, the Company has elected not to separate lease components (e.g. payments for rent, real estate taxes and insurance costs) from non-lease components (e.g. common-area maintenance costs). As a result, if the non-lease components are fixed, they are included when calculating the ROU asset and related lease liability.
See Note 12 for additional disclosures.
Share-based compensation
The Company has a stock compensation plans whereby awards are granted to certain employees. The fair value of the stock options and restricted stock units or RSUs granted by the Company to employees is recognized as compensation expense on a straight-line basis over the applicable vesting period. The fair value of the options and RSU’s are measured using the Black-Scholes option pricing model and intrinsic value, respectively, as of the grant date. Shares issued upon the exercise of options and vesting of RSUs are new shares. Forfeitures are estimated based on historical experience and expense related to awards, and the estimate is adjusted over the term of the awards to reflect their probability of vesting. All fully vested awards are fully expensed.
The Company has an employee stock purchase plan or ESPP, whereby employees may purchase a limited number of shares of the Company’s common stock. The fair value of the ESPP shares purchased by employees, as of the grant date, is recognized as compensation expense on a straight-line basis over the period from the grant date to the exercise date.
Warrants
The Company issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards once issued. Certain obligations to issue warrants as compensation for services may be initially classified as liabilities before the warrants are issued. The fair value of the awards are measured using the Black-Scholes option pricing or Monte-Carlo simulation models as of the grant date. Warrants issued are initially recorded at fair value as a reduction to additional paid in capital or as an expense if the warrants are issued to pay for services.
Financing costs
Financing costs incurred to issue debt are capitalized and amortized using the effective interest method until the individual financial liability matures and are included as a component of interest expense in the consolidated statements of operations and comprehensive loss. Financing costs incurred to issue equity are capitalized and netted against the respective class of shares they were incurred to issue.